Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

	Buildings Million	Telecommunications transceivers, switching centers, transmission and other network equipment Million	Office equipment, furniture, fixtures and others Million	Total Million
Cost:
As of January 1, 2019	155,451	1,548,851	25,301	1,729,603
Transferred from construction in progress	6,251	159,098	2,165	167,514
Other additions	539	1,235	911	2,685
Disposals	—	(28)	(19)	(47)
Written-off	(822)	(100,962)	(2,450)	(104,234)
Exchange differences	71	161	9	241

As of December 31, 2019	161,490	1,608,355	25,917	1,795,762

As of January 1, 2020	161,490	1,608,355	25,917	1,795,762
Reclassification	(2,092)	12,387	(10,295)	—
Transferred from construction in progress	5,339	164,378	3,032	172,749
Other additions	163	1,935	982	3,080
Disposals	(5)	(63)	(81)	(149)
Written-off	(337)	(45,260)	(1,733)	(47,330)
Exchange differences	(189)	(444)	(20)	(653)

As of December 31, 2020	164,369	1,741,288	17,802	1,923,459

Accumulated depreciation and impairment:
As of January 1, 2019	52,158	994,803	16,146	1,063,107
Charge for the year	5,983	150,243	1,817	158,043
Written back on disposals	—	(13)	(14)	(27)
Written-off	(33)	(99,027)	(1,192)	(100,252)
Exchange differences	9	49	1	59

As of December 31, 2019	58,117	1,046,055	16,758	1,120,930

As of January 1, 2020	58,117	1,046,055	16,758	1,120,930
Reclassification	(1,333)	6,600	(5,267)	—
Charge for the year	6,073	133,912	2,897	142,882
Written back on disposals	(2)	(27)	(59)	(88)
Written-off	(292)	(43,643)	(1,654)	(45,589)
Exchange differences	(43)	(173)	(7)	(223)

As of December 31, 2020	62,520	1,142,724	12,668	1,217,912

Net book value:
As of December 31, 2020	101,849	598,564	5,134	705,547

As of December 31, 2019	103,373	562,300	9,159	674,832